Accrued Payroll - Officer (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Chief Executive Officer [Member]
Accrued and unpaid payroll liability	$ 600,817		$ 534,933	$ 291,360
Cash compensation	0		0
Officer [Member]
Payroll expense	$ 65,885	$ 59,895	$ 243,573	217,800
Cash compensation				$ 3,500